Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (76)	$ (262)
Recovery (Expense) Recognized In Net Earnings		(4,552)	1,212
Recovery (Expense) Recognized In OCI	[1]	(2,662)	(1,091)
Recovery (Expense) Recognized In Shareholders' Equity		14,389	65
Closing Balance		(111)	(76)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		3,848	3,508
Recovery (Expense) Recognized In Net Earnings		(2,057)	299
Recovery (Expense) Recognized In Shareholders' Equity		2,032	41
Closing Balance		3,823	3,848
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		1,965	846
Recovery (Expense) Recognized In Net Earnings		2,633	1,119
LTI Disposition		(4,598)
Closing Balance			1,965
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		147	43
Recovery (Expense) Recognized In Net Earnings		240	104
Closing Balance		387	147
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(87)	(84)
Recovery (Expense) Recognized In Net Earnings			(3)
Closing Balance		(87)	(87)
Debt and share financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(375)	173
Recovery (Expense) Recognized In Net Earnings		(107)	(572)
Recovery (Expense) Recognized In Shareholders' Equity		(109)	24
Closing Balance		(591)	(375)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(29)
Recovery (Expense) Recognized In Net Earnings		29	(29)
Closing Balance			(29)
Unrealized gains on long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(1,937)	(846)
Recovery (Expense) Recognized In Net Earnings		1
LTI Disposition		4,598
Recovery (Expense) Recognized In OCI		(2,662)	(1,091)
Closing Balance			(1,937)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(3,532)	(3,640)
Recovery (Expense) Recognized In Net Earnings			108
Closing Balance		(3,532)	(3,532)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(76)	(262)
Recovery (Expense) Recognized In Net Earnings		(35)	186
Closing Balance		$ (111)	$ (76)

[1]	LTIs = long-term investments - common shares held.